VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—3.3%
Communication Services—0.9%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 3,113	$ 3,039
Utilities—2.4%
Encavis Finance B.V. RegS 1.875% (2)(3)	8,200EUR	8,647
Total Convertible Bonds and Notes (Identified Cost $11,422)		11,686

Corporate Bonds and Notes—19.8%
Communication Services—1.2%
Allen Media LLC 144A 10.500%, 2/15/28(4)	3,724	1,602
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(4)	2,780	2,394
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(4)	414	414
		4,410

Consumer Discretionary—1.6%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(4)	486	484
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(4)	673	679
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(4)	4,719	4,685
		5,848

Consumer Staples—2.4%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(4)	538	540
144A 10.750%, 6/30/32(4)	268	253
Vector Group Ltd.
144A 10.500%, 11/1/26(4)	2,791	2,822
144A 5.750%, 2/1/29(4)	5,096	5,165
		8,780

Energy—5.5%
California Resources Corp. 144A 7.125%, 2/1/26(4)	1,841	1,841
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(4)	10,362	10,343
Petroleum Geo-Services AS 13.500%, 3/31/27	6,800	7,437
		19,621

Financials—1.3%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(4)	555	534
Permian Resources Operating LLC 144A 8.000%, 4/15/27(4)	888	914
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	141	138
	Par Value	Value

Financials—continued
Werner FinCo LP 144A 11.500%, 6/15/28(4)	$ 2,726	$ 3,003
		4,589

Health Care—1.4%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(4)	1,680	1,650
144A 3.500%, 4/1/30(4)	3,313	3,259
		4,909

Industrials—5.1%
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 15.344%, 1/29/25(4)(5)	2,914	3,088
La Financiere Atalian SASU 8.500%, 6/30/28	1,349EUR	724
Latam Airlines Group S.A. 144A 13.375%, 10/15/27(4)	7,773	8,582
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(4)	5,703	5,848
		18,242

Materials—1.3%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(4)	4,722	4,774
Total Corporate Bonds and Notes (Identified Cost $73,040)		71,173

Leveraged Loans—2.0%
Aerospace—0.8%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.752%, 1/15/27(5)	3,021	3,042
Health Care—0.3%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 8.095%, 5/10/27(5)	1,129	1,124
Media / Telecom - Telecommunications—0.8%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.604%, 5/13/27(5)	2,744	2,705
Retail—0.1%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.445%, 12/18/26(5)	250	208
Total Leveraged Loans (Identified Cost $7,093)		7,079

Shares
Closed-End Funds—1.4%
Equity Funds—1.4%
BlackRock MuniYield Quality Fund III, Inc.	45,863	550
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value
Equity Funds—continued
Blackstone Senior Floating Rate 2027 Term Fund	24,413	$ 345
Blackstone Strategic Credit 2027 Term Fund	8,834	109
Franklin Universal Trust	77,050	583
Invesco Municipal Opportunity Trust	50,962	523
Invesco Value Municipal Income Trust	31,305	403
Nuveen AMT-Free Quality Municipal Income Fund	71,491	856
Nuveen Municipal Credit Income Fund	57,893	758
Nuveen Municipal Value Fund, Inc.	55,878	504
Nuveen New York AMT-Free Quality Municipal Income Fund	14,608	164
Saba Capital Income & Opportunities Fund	29,430	223
		5,018

Total Closed-End Funds (Identified Cost $4,700)		5,018

Preferred Stocks—0.6%
Financials—0.6%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(5)(6)	375,304	1,535
Federal National Mortgage Association Series S, 8.250%(5)	125,700	538
		2,073

Total Preferred Stocks (Identified Cost $1,817)		2,073

Common Stocks—55.2%
Communication Services—7.5%
Endeavor Group Holdings, Inc. Class A (7)	935,439	26,716
Consumer Discretionary—5.3%
Everi Holdings, Inc.(8)	185,735	2,441
International Game Technology plc(7)	511,799	10,901
Vista Outdoor, Inc.(8)	100,575	3,941
Vizio Holding Corp. Class A(8)	139,040	1,553
		18,836

Consumer Staples—2.7%
Albertsons Cos., Inc. Class A(7)	179,888	3,324
Kellanova	78,887	6,367
		9,691

Energy—11.9%
ChampionX Corp.(7)	355,012	10,703
Hess Corp.(7)	137,526	18,676
Southwestern Energy Co.(8)	1,850,887	13,160
		42,539

Financials—2.7%
Acropolis Infrastructure(8)(9)	39,798	—
Discover Financial Services	16,245	2,279
First Bancshares, Inc. (The)	38,063	1,223
Heartland Financial USA, Inc.	65,490	3,714
Independent Bank Group, Inc.	37,968	2,189
MidCap Financial Investment Corp.	7,702	103
	Shares	Value

Financials—continued
Nuvei Corp.	9,321	$ 311
		9,819

Health Care—9.6%
Amedisys, Inc.(7)(8)	108,853	10,505
Axonics, Inc.(7)(8)	202,967	14,127
Baxter International, Inc.	99,900	3,793
Catalent, Inc.(8)	99,512	6,027
Inhibrx, Inc.(8)	35,267	40
		34,492

Industrials—1.3%
McGrath RentCorp.	16,986	1,788
Stericycle, Inc.(8)	47,549	2,901
		4,689

Information Technology—6.1%
ANSYS, Inc.(8)	8,866	2,825
Envestnet, Inc.(8)	74,282	4,651
HashiCorp, Inc. Class A(7)(8)	379,616	12,854
Instructure Holdings, Inc.(8)	7,758	183
Smartsheet, Inc. Class A(8)	25,129	1,391
		21,904

Materials—8.1%
Arch Resources, Inc.	39	5
Ball Corp.(7)	98,800	6,710
DuPont de Nemours, Inc.	23,000	2,050
Haynes International, Inc.	83,011	4,942
United States Steel Corp.(7)	309,523	10,935
Vale S.A. Class B Sponsored ADR	382,852	4,472
		29,114

Total Common Stocks (Identified Cost $199,535)		197,800

Rights—0.2%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(8)(9)	11,093	5
Health Care—0.1%
Akouos, Inc., 12/31/49(8)	26,079	20
Bristol-Myers Squibb Co., 12/31/35(8)(9)	169,085	177
		197

Materials—0.1%
Pan American Silver Corp., 12/31/48(8)	930,417	396
Total Rights (Identified Cost $568)		598

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(8)	17,099	1

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Consumer Discretionary—0.1%
Allurion Technologies, Inc., 08/01/30(8)	13,340	$ 1
CEC Brands LLC, 12/31/25(8)(9)	45,120	135
ECARX Holdings, Inc., 12/21/27(8)	27,750	1
Evergreen Corp., 02/15/27(8)	28,500	1
Grove Collaborative Holdings, 06/16/27(8)	20,136	—(10)
MKD Tech, Inc., 07/31/29(8)	51,637	1
Zapp Electric Vehicles Group Ltd., 03/03/28(8)	13,420	—(10)
		139

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(8)	25,800	—
Achari Ventures Holdings Corp. I, 10/15/26(8)	28,624	—(10)
Alchemy Investments Acquisition Corp. 1, 06/26/28(8)	17,935	2
AltEnergy Acquisition Corp., 11/10/28(8)	5,160	—(10)
Ares Acquisition Corp. II, 06/12/28(8)	32,327	5
Arogo Capital Acquisition Corp., 03/23/28(8)	28,500	—(10)
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(8)	6,595	—(10)
Cartesian Growth Corp II, 07/12/28(8)	5,799	—(10)
Corner Growth Acquisition Corp., 12/31/27(8)	20,673	4
EVe Mobility Acquisition Corp., 12/31/28(8)	12,551	1(10)
FTAC Emerald Acquisition Corp., 08/22/28(8)	17,092	4
GCM Grosvenor, Inc. Class A, 11/17/25(8)	28,825	28
Global Blockchain Acquisition Corp., 05/10/27(8)	60,562	1
Goal Acquisitions Corp., 02/11/26(8)	272,843	3
Haymaker Acquisition Corp. 4, 09/12/28(8)	14,997	2
International Media Acquisition Corp., 12/31/28(8)	18,227	—(10)
Iron Horse Acquisitions Corp., 02/16/29(8)	31,641	1
Jaws Mustang Acquisition Corp., 01/30/26(8)	23,996	1
Keen Vision Acquisition Corp., 09/15/28(8)	67,562	3
Newbury Street Acquisition Corp., 12/31/27(8)	28,549	3
Oak Woods Acquisition Corp., 05/17/28(8)	62,481	3
Papaya Growth Opportunity Corp. I, 12/31/28(8)	13,259	—(10)
Pyrophyte Acquisition Corp., 05/03/28(8)	6,863	—(10)
RMG Acquisition Corp. III, 12/31/27(8)	20,895	—(10)
Slam Corp. Class A, 12/31/27(8)	43,478	7
Spark I Acquisition Corp., 11/27/28(8)	28,847	4
Spring Valley Acquisition Corp. II, 02/25/26(8)	3,247	—(10)
Target Global Acquisition I Corp., 12/31/27(8)	10,328	1
Whole Earth Brands, Inc., 06/25/25(8)	7,431	—
XBP Europe Holdings, Inc., 12/31/27(8)	14,261	—(10)
Zeo Energy Corp., 10/20/26(8)	5,942	—(10)
		73

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(8)	5,078	—(10)
Tevogen Bio Holdings, Inc., 11/04/26(8)	6,900	—(10)
		—(10)

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(8)	27,068	4
Bridger Aerospace Group Holdings, Inc., 01/25/28(8)	27,000	1
Freightos Ltd., 01/23/28(8)	4,398	—(10)
Getaround, Inc., 03/09/26(8)	11,166	—(10)
New Horizon Aircraft Ltd., 04/03/28(8)	84,194	1
Volato Group, Inc., 12/03/28(8)	13,646	—(10)
		6

Information Technology—0.0%
Airship AI Holdings, Inc., 12/31/28(8)	226,082	46
	Shares	Value

Information Technology—continued
FOXO Technologies, Inc., 08/01/27(8)	26,187	$ —(10)
iLearningEngines Holdings, Inc., 03/02/26(8)	60,113	16
LeddarTech Holdings, Inc., 09/21/28(8)	58,973	2
Movella Holdings, Inc., 12/31/27(8)	11,102	—(10)
Veea, Inc., 03/18/26(8)	17,325	4
		68

Total Warrants (Identified Cost $2,676)		287

	Shares/Units
Special Purpose Acquisition Companies—0.5%
Aimfinity Investment Corp. I(8)	14,637	169
Bowen Acquisition Corp.(8)	27,563	296
Bukit Jalil Global Acquisition 1 Ltd.(8)	13,190	2
Cartica Acquisition Corp. Class A(8)	15,306	175
Direct Selling Acquisition Corp. Class A(8)	17,638	197
ESH Acquisition Corp.(8)	34,175	3
Golden Star Acquisition Corp.(8)	19,932	7
Iron Horse Acquisitions Corp.(8)	31,641	322
Iron Horse Acquisitions Corp.(8)	31,641	5
Oak Woods Acquisition Corp. Class A(8)	24,485	272
Spring Valley Acquisition Corp. II(8)	6,495	1
TMT Acquisition Corp.(8)	21,997	6
TMT Acquisition Corp. Class A(8)	30,067	338
Total Special Purpose Acquisition Companies (Identified Cost $1,668)		1,793

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $683)		173

Escrow Notes—0.6%
Financials—0.6%
Altaba, Inc. Escrow(8)	1,637,713	2,334
Pershing Square Escrow(8)(9)	44,373	—
		2,334

Total Escrow Notes (Identified Cost $2,145)		2,334

Total Long-Term Investments—83.7% (Identified Cost $305,347)		300,014

Short-Term Investments—9.7%
Money Market Mutual Funds—9.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.891%)(11)	15,600,000	15,600
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.836%)(11)	15,600,000	15,600

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Money Market Mutual Funds—continued
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.765%)	3,378,178	$ 3,378
Total Short-Term Investments (Identified Cost $34,578)		34,578

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(11)(12)	1,067,159	1,067
Total Securities Lending Collateral (Identified Cost $1,067)		1,067

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.7% (Identified Cost $340,992)		335,659

Securities Sold Short—(18.1)%

Common Stocks—(18.1)%
Energy—(18.1)%
Chesapeake Energy Corp.	(138,593)	(11,399)
Chevron Corp.	(313,433)	(46,159)
CONSOL Energy, Inc.	(52)	(5)
Schlumberger N.V.	(170,859)	(7,168)
		(64,731)

Total Securities Sold Short (Identified Proceeds $(64,126))		(64,731)

Written Options—(0.7)%
(See open written options schedule)
Total Written Options (Premiums Received $2,172)		(2,580)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—74.9% (Identified Cost $274,694)		$268,348
Other assets and liabilities, net—25.1%		90,090
NET ASSETS—100.0%		$358,438

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	No contractual maturity date.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $62,874 or 17.5% of net assets.
(5)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $103,261.
(8)	Non-income producing.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Amount is less than $500 (not in thousands).
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	85%
United Kingdom	4
Netherlands	3
Chile	3
Norway	3
Brazil	2
Luxembourg	1
Other	(1)
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2024.

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Open purchased options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Ball Corp.	681	$3,405	$50.00	11/15/24	$5
Ball Corp.	373	2,238	60.00	11/15/24	16
Baxter International, Inc.	1,692	5,076	30.00	11/15/24	25
DuPont de Nemours, Inc.	230	1,610	70.00	11/15/24	6
International Game Technology plc	4,950	9,900	20.00	10/18/24	39
SPDR S&P 500® ETF Trust	93	5,115	550.00	10/18/24	15
SPDR S&P 500® ETF Trust	216	12,096	560.00	10/18/24	59
Vale S.A.	3,951	3,951	10.00	10/18/24	8
Total Purchased Options					$173
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Ball Corp.	(648)	$(3,726)	$57.50	11/15/24	$(716)
Ball Corp.	(373)	(2,424)	65.00	11/15/24	(172)
Baxter International, Inc.	(1,857)	(6,499)	35.00	11/15/24	(724)
DuPont de Nemours, Inc.	(230)	(1,783)	77.50	11/15/24	(269)
Endeavor Group Holdings, Inc.	(1,275)	(3,442)	27.00	11/15/24	(198)
International Game Technology plc	(4,950)	(10,890)	22.00	10/18/24	(99)
Kellanova	(315)	(2,599)	82.50	10/18/24	(1)
Siemens AG	(62)	(1,054)	170.00	10/18/24	(86)
SPDR S&P 500® ETF Trust	(156)	(8,814)	565.00	10/18/24	(210)
Vale S.A.	(997)	(1,147)	11.50	10/18/24	(44)
Vista Outdoor, Inc.	(70)	(280)	40.00	11/15/24	(11)
					(2,530)
Put Options(2)
SPDR S&P 500® ETF Trust	(154)	(8,393)	545.00	10/18/24	(19)
WillScot Holdings Corp.	(29)	(116)	40.00	10/18/24	(7)
WillScot Holdings Corp.	(47)	(200)	42.50	10/18/24	(24)
					(50)
Total Written Options					$(2,580)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of September 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	20,678	USD	13,571	GS	10/29/24	$732	$—
EUR	6,907	USD	7,697	GS	10/01/24	—	(8)
EUR	2,477	USD	2,770	GS	11/26/24	—	(6)
EUR	826	USD	926	GS	12/06/24	—	(4)
EUR	944	USD	1,055	GS	12/18/24	—	(1)
GBP	165	USD	221	JPM	12/19/24	—	(1)
JPY	373,984	USD	2,671	GS	10/17/24	—	(62)
SEK	61,476	USD	6,046	GS	12/17/24	31	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2024 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	7,480	EUR	6,907	GS	10/01/24	$—	$(209)
USD	10,607	JPY	1,651,590	GS	10/17/24	—	(913)
USD	13,586	AUD	20,678	GS	10/29/24	—	(717)
USD	4,562	EUR	4,092	GS	11/26/24	—	(3)
USD	3,265	EUR	2,916	GS	12/06/24	10	—
USD	519	EUR	463	JPM	12/06/24	1	—
USD	1,032	EUR	923	GS	12/11/24	2	—
USD	954	EUR	862	JPM	12/12/24	—	(9)
USD	8,971	EUR	8,200	JPM	12/13/24	—	(184)
USD	5,762	SEK	61,476	GS	12/17/24	—	(314)
USD	9,657	EUR	8,838	GS	12/18/24	—	(213)
USD	3,104	EUR	2,781	GS	12/19/24	—	(2)
USD	1,625	GBP	1,247	GS	12/19/24	—	(42)
USD	442	GBP	330	JPM	12/19/24	1	—
USD	1,272	GBP	968	GS	12/31/24	—	(22)
Total						$777	$(2,710)

Over-the-counter total return swaps outstanding as of September 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Abiomed, Inc.(3)	Pay	5.580% (0.750% + OBFR)	1 Month	BAML	02/28/25	$—(4)	$8	$8	$—
Amedisys, Inc.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/23/25	5,376	(85)	—	(85)
Atlantica Sustainable Infrastructure plc	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/30/25	2,542	(36)	—	(36)
Baxter International, Inc.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	03/07/25	3,358	(81)	—	(81)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.630% (0.800% + OBFR)	3 Month	JPM	05/08/25	546	10	10	—
Bristol-Myers Squibb Co.(3),(5)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/25	—(4)	26	26	—
Britvic plc	Pay	5.680% (0.850% + OBFR)	1 Month	GS	09/17/25	1,569	45	45	—
Britvic plc	Pay	5.530% (0.700% + OBFR)	3 Month	JPM	11/03/25	215	(1)	—	(1)
Brookfield Property Preferred LP	Pay	5.580% (0.750% + OBFR)	1 Month	BAML	02/10/25	48	19	19	—
Capri Holdings Ltd.	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	02/19/25	3,088	(507)	—	(507)
Catalent, Inc.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	05/29/25	5,883	493	493	—
Covestro AG	Pay	5.440% (0.610% + OBFR)	1 Month	GS	10/16/24	2,621	154	154	—
Hess Corp.	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	02/24/25	23,059	(271)	—	(271)
Invesco Dynamic Credit Opportunities	Pay	5.440% (0.610% + OBFR)	1 Month	GS	04/29/25	11	— (4)	—	— (4)
Invesco Dynamic Credit Opportunities	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	02/28/25	42	(1)	—	(1)
Juniper Networks, Inc.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	02/20/25	6,840	365	365	—
Kellanova	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/16/25	6,000	(10)	—	(10)
Neoen S.A.	Pay	5.580% (0.750% + OBFR)	1 Month	GS	07/30/25	8,252	337	337	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	11/25/24	368	78	78	—
Nuvei Corp.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	07/22/25	3,270	130	130	—
Saba Capital Income & Opportunities Fund	Pay	5.440% (0.610% + OBFR)	1 Month	GS	04/29/25	209	10	10	—
Saba Capital Income & Opportunities Fund	Pay	5.210% (0.380% + OBFR)	3 Month	JPM	08/22/25	69	3	3	—
Shinko Electric Industries Co. Ltd.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	03/12/25	7,872	360	360	—
Siemens AG	Pay	5.440% (0.610% + OBFR)	1 Month	GS	06/20/25	1,081	169	169	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2024 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Spirent Communications plc	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/24/25	$1,112	$(22)	$—	$(22)
Thyssenkrupp AG	Pay	5.440% (0.610% + OBFR)	1 Month	GS	08/14/25	1,295	(159)	—	(159)
United States Steel Corp.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	10/20/25	1,596	(42)	—	(42)
Vivendi SE	Pay	5.440% (0.610% + OBFR)	1 Month	GS	06/24/25	2,170	104	104	—
Vivendi SE	Pay	5.380% (0.550% + OBFR)	3 Month	JPM	12/30/24	718	140	140	—
							1,236	2,451	(1,215)
Short Total Return Swap Contracts
Capital One Financial Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(2,312)	(164)	—	(164)
Capri Holdings Ltd.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	11/12/24	(82)	(4)	—	(4)
Chesapeake Energy Corp.	Receive	4.300% ((0.530)% + OBFR)	3 Month	JPM	06/23/25	(1,701)	175	175	—
Conocophillips	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(10)	2	2	—
Pan American Silver Corp.	Receive	4.430% ((0.400)% + OBFR)	1 Month	BAML	02/10/25	(248)	(86)	—	(86)
Pan American Silver Corp.	Receive	4.230% ((0.600)% + OBFR)	3 Month	JPM	10/30/25	(674)	45	45	—
Renasant Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(1,227)	(8)	—	(8)
Schlumberger Ltd.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(4,047)	239	239	—
SouthState Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(1,791)	(423)	—	(423)
Synopsys, Inc.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(1,708)	164	164	—
UMB Financial Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(3,401)	(398)	—	(398)
WillScot Mobile Mini Holdings Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(261)	(3)	—	(3)
							(461)	625	(1,086)
Total							$775	$3,076	$(2,301)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$11,686	$—	$11,686	$—
Corporate Bonds and Notes	71,173	—	71,173	—
Leveraged Loans	7,079	—	7,079	—
Equity Securities:
Closed-End Funds	5,018	5,018	—	—
Preferred Stocks	2,073	2,073	—	—
Common Stocks	197,800	197,760	40	—(1)
Rights	598	396	20	182
Warrants	287	145	7	135
Special Purpose Acquisition Companies	1,793	1,793	—	—
Escrow Notes	2,334	—	2,334	—(1)
Money Market Mutual Funds	34,578	34,578	—	—
Securities Lending Collateral	1,067	1,067	—	—
Other Financial Instruments:
Purchased Options	173	162	11	—
Forward Foreign Currency Exchange Contracts*	777	—	777	—
Over-the-Counter Total Return Swaps*	3,076	—	3,042	34
Total Assets	339,512	242,992	96,169	351
Liabilities:
Securities Sold Short:
Common Stocks	(64,731)	(64,731)	—	—
Other Financial Instruments:
Written Options	(2,580)	(1,863)	(717)	—
Forward Foreign Currency Exchange Contracts*	(2,710)	—	(2,710)	—
Over-the-Counter Total Return Swaps*	(2,301)	—	(2,301)	—
Total Liabilities	(72,322)	(66,594)	(5,728)	—
Total Investments, Net of Securities Sold Short and Written Options	$267,190	$176,398	$90,441	$351

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.